June 13, 2012

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Subject:           Nationwide Variable Account-4
Nationwide Life Insurance Company
SEC File No. 333-135650
CIK No. 0000843075

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-4 (the “Variable Account”) and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 9 to the Registration Statement for the Company and the Variable Account which became effective June 11, 2012.

Please contact me direct at (614) 249-8782 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Managing Counsel